UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for Calendar Year or Quarter Ended June 30, 2010

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):        [ ] is a restatement
                                         [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
                       Name:              Robert Brooke Zevin Associates, Inc.
                       Address:           50 Congress Street
                                          Suite 1040
                                          Boston, MA  02109
                       13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:                  Robert Brooke Zevin
Title:                 President
Phone:                 617-742-6666
Signature,             Place,             Date of Signing:
Robert Brooke Zevin    Boston MA         August 23, 2010
Report Type (Check only one.):
                       [X]   13F HOLDINGS REPORT.
                       [ ]   13F NOTICE.
                       [ ]   13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:
None

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:        0
Form 13F Information Table Entry Total:   73
Form 13F Information Table Value Total:   157948

List of Other Included Managers:


No. 13F File Number                       Name






                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Oppenheimer Intl Bond Fund     MF                              206 33314.1650SH      SOLE               33314.1650
Pimco Total Return Fund        MF                              120 10671.5130SH      SOLE               10671.5130
Selected Amer Shares Inc       MF                              224 6475.9370SH       SOLE                6475.9370
3M Co.                         COM              88579Y101     1388    17567 SH       SOLE                    17567
AT&T Inc                       COM              00206R102      260    10745 SH       SOLE                    10745
Acer Inc. London GDR           COM              004434205      202    17270 SH       SOLE                    17270
Acergy                         COM              00443E104     2085   140970 SH       SOLE                   140970
Aflac Inc.                     COM              001055102     3653    85621 SH       SOLE                    85621
Amgen Inc Com                  COM              031162100      237     4500 SH       SOLE                     4500
Apple Computer Inc.            COM              037833100     6205    24670 SH       SOLE                    24670
Automatic Data Processing      COM              053015103     1508    37450 SH       SOLE                    37450
BG Group PLC                   COM              G1245Z108      432    28710 SH       SOLE                    28710
BP PLC          SPON ADR       COM              055622104      719    24903 SH       SOLE                    24903
Banco Santander Brasil ADR     COM              05967a107     1340   129760 SH       SOLE                   129760
Bemis Co. Inc.                 COM              081437105     2179    80700 SH       SOLE                    80700
Berkshire Hathaway -B          COM              084670702      445     5579 SH       SOLE                     5579
Cameron Intl.                  COM              13342B105      561    17260 SH       SOLE                    17260
Canon Inc.                     COM              138006309     6276   168200 SH       SOLE                   168200
Celgene Corp                   COM              151020104     2589    50940 SH       SOLE                    50940
Chevron Corp                   COM              166764100      724    10666 SH       SOLE                    10666
China Railway Construction Com COM              y1508p110       16    13000 SH       SOLE                    13000
Cisco Systems Inc.             COM              17275R102     3246   152324 SH       SOLE                   152324
Clorox Company                 COM              189054109     3052    49105 SH       SOLE                    49105
Coca Cola Co Com               COM              191216100      207     4122 SH       SOLE                     4122
Colgate-Palmolive Co           COM              194162103     6944    88170 SH       SOLE                    88170
Darden Restaurants Inc         COM              237194105     3270    84180 SH       SOLE                    84180
Disco Corp                     COM              J12327102     1904    29665 SH       SOLE                    29665
Du Pont IE De Nours            COM              263534109      638    18434 SH       SOLE                    18434
Ebay Inc Com                   COM              278642103     3768   192170 SH       SOLE                   192170
Emerson Elec Co Com            COM              291011104     3725    85265 SH       SOLE                    85265
Everest RE Group LTD           COM              g3223r108     1876    26525 SH       SOLE                    26525
Exxon Mobil                    COM              30231g102     1754    30728 SH       SOLE                    30728
Fanuc Ltd                      COM              J13440102     4675    40800 SH       SOLE                    40800
Franklin Resources Inc         COM              354613101     1426    16540 SH       SOLE                    16540
Fujifilm Holdings              COM              35958N107      257     8800 SH       SOLE                     8800
Fujifilm Japan 4901 JP sedol 6 COM                            1449    49550 SH       SOLE                    49550
General Mills Inc.             COM              370334104      561    15800 SH       SOLE                    15800
Google Inc                     COM              38259p508     6892    15490 SH       SOLE                    15490
Grainger WW Inc.               COM              384802104      464     4664 SH       SOLE                     4664
Greif Inc Cl A                 COM              397624107     2300    41405 SH       SOLE                    41405
Hansen Transmission London     COM              b4812v109      425   383955 SH       SOLE                   383955
Hubbell Inc Class B            COM              443510201     3123    78685 SH       SOLE                    78685
Intl Business Machines         COM              459200101    11525    93336 SH       SOLE                    93336
JP Morgan Chase & Co.          COM              46625H100     2735    74693 SH       SOLE                    74693
Johnson & Johnson              COM              478160104     4166    70545 SH       SOLE                    70545
Kellogg Company                COM              487836108     2502    49745 SH       SOLE                    49745
McDonald's Corp                COM              580135101      704    10689 SH       SOLE                    10689
Medtronic Inc.                 COM              585055106     4243   116970 SH       SOLE                   116970
MercadoLibre Inc.              COM              58733r102     2582    49140 SH       SOLE                    49140
Nidec Corp Japan               COM              6640682 J     2560    30200 SH       SOLE                    30200
Novo Nordisk Denmark           COM              k7314nl52     3711    45675 SH       SOLE                    45675
Novo-Nordisk A S Adr  F        COM              670100205      476     5875 SH       SOLE                     5875
Novozymes A/S Ser B            COM              k7317j117     2171    20200 SH       SOLE                    20200
Oracle Group                   COM              68389X105     7187   334889 SH       SOLE                   334889
Partnerre LTD                  COM              g6852t105     2139    30500 SH       SOLE                    30500
Pepsico Inc.                   COM              713448108      452     7417 SH       SOLE                     7417
Pfizer Inc.                    COM              717081103      237    16621 SH       SOLE                    16621
Praxair Inc                    COM              74005P104     5624    74010 SH       SOLE                    74010
Proctor & Gamble               COM              742718109     1201    20017 SH       SOLE                    20017
Sigma Aldrich Corp             COM              826552101      341     6847 SH       SOLE                     6847
Sinopharm Group Hong Kong      COM                            1990   539100 SH       SOLE                   539100
State Street Corp              COM              857477103     2748    81267 SH       SOLE                    81267
Stryker Corp                   COM              863667101     2353    47005 SH       SOLE                    47005
Sysco Corp Com                 COM              871829107      526    18416 SH       SOLE                    18416
TDK Corporation sedol 6869302J COM                            1196    21700 SH       SOLE                    21700
Teva Pharmaceuticals           COM              881624209      251     4820 SH       SOLE                     4820
Tiffany & Co.                  COM              886547108      284     7500 SH       SOLE                     7500
Truworths International Ltd    COM              x8793h130     2351   336085 SH       SOLE                   336085
Uni-Charm Corp Japan           COM              j94104114     2414    21300 SH       SOLE                    21300
Unilever NV   F                COM              904784709      851    31155 SH       SOLE                    31155
Volkswagen AG Preferred - Germ COM              d94523103     2458    27650 SH       SOLE                    27650
Wainwright Bank & Trust        COM              930705108      251    13441 SH       SOLE                    13441
Wolverine Worldwide            COM              978097103     2393    94900 SH       SOLE                    94900